Employee Retirement Plans - Schedule of Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ovation Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	$ 529,481	$ 520,617	$ 571,163
Ovation Pension Plan | Quoted price in active in markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	197,804	94,697
Ovation Pension Plan | Significant observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	318,040	223,700
Ovation Pension Plan | Significant unobservable input (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	0	0
Ovation Pension Plan | Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	13,637	202,220
Ovation Pension Plan | Cash And Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	8,132	10,119
Ovation Pension Plan | Cash And Cash Equivalents | Quoted price in active in markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	8,132	10,119
Ovation Pension Plan | Cash And Cash Equivalents | Significant observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	0	0
Ovation Pension Plan | Cash And Cash Equivalents | Significant unobservable input (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	0	0
Ovation Pension Plan | Cash And Cash Equivalents | Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	0	0
Ovation Pension Plan | Futures Contracts - Assets
Defined Benefit Plan Disclosure [Line Items]
Total carrying value		3,157
Ovation Pension Plan | Futures Contracts - Assets | Quoted price in active in markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Total carrying value		0
Ovation Pension Plan | Futures Contracts - Assets | Significant observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Total carrying value		3,157
Ovation Pension Plan | Futures Contracts - Assets | Significant unobservable input (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Total carrying value		0
Ovation Pension Plan | Futures Contracts - Assets | Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Total carrying value		0
Ovation Pension Plan | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	337,161	220,543
Ovation Pension Plan | Fixed Income Securities | Quoted price in active in markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	32,084	0
Ovation Pension Plan | Fixed Income Securities | Significant observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	305,077	220,543
Ovation Pension Plan | Fixed Income Securities | Significant unobservable input (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	0	0
Ovation Pension Plan | Fixed Income Securities | Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	0	0
Ovation Pension Plan | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	184,188	60,021
Ovation Pension Plan | Mutual funds | Quoted price in active in markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	157,588	60,021
Ovation Pension Plan | Mutual funds | Significant observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	12,963	0
Ovation Pension Plan | Mutual funds | Significant unobservable input (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	0	0
Ovation Pension Plan | Mutual funds | Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	13,637	0
Ovation Pension Plan | Common Trust Funds
Defined Benefit Plan Disclosure [Line Items]
Total carrying value		202,220
Ovation Pension Plan | Common Trust Funds | Significant observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Total carrying value		0
Ovation Pension Plan | Common Trust Funds | Significant unobservable input (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Total carrying value		0
Ovation Pension Plan | Common Trust Funds | Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Total carrying value		202,220
Ovation Pension Plan | Corporate Stock
Defined Benefit Plan Disclosure [Line Items]
Total carrying value		24,557
Ovation Pension Plan | Corporate Stock | Quoted price in active in markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Total carrying value		24,557
Ovation Pension Plan | Corporate Stock | Significant observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Total carrying value		0
Ovation Pension Plan | Corporate Stock | Significant unobservable input (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Total carrying value		0
Ovation Pension Plan | Corporate Stock | Measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Total carrying value		0
Hawkeye Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	13,093	12,543	$ 13,505
Hawkeye Pension Plan | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	4,227	3,158
Hawkeye Pension Plan | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Total carrying value	$ 8,866	$ 9,385